Property, Plant and Equipment - Summary of Carrying Amount of Property, Plant and Equipment Held Under Finance Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Total property, plant and equipment held under finance leases	$ 9,648	$ 11,822
Exploration and Production [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Total property, plant and equipment held under finance leases	6,299	8,399
Manufacturing Supply and Distribution [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Total property, plant and equipment held under finance leases	3,149	3,151
Other [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Total property, plant and equipment held under finance leases	$ 200	$ 272